Unit-Based Compensation (Details) - Schedule of weighted-average grant-date fair value	12 Months Ended
Dec. 31, 2022 $ / shares
Schedule of Weighted Average Grant Date Fair Value [Abstract]
Weighted - Average Grant Date Fair Value, Non-vested at Begining	$ 0.3
Weighted - Average Grant Date Fair Value, Granted	3.07
Weighted - Average Grant Date Fair Value, Vested	0.3
Weighted - Average Grant Date Fair Value, Forfeited	0.3
Weighted - Average Grant Date Fair Value, Non-vested at Ending	$ 1.01